Net Realised Gains on Financial Assets	12 Months Ended
Dec. 31, 2020
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Net Realised Gains on Financial Assets
23	NET REALISED GAINS ON FINANCIAL ASSETS

	For the year ended 31 December
	2020	2019	2018
	RMB million	RMB million	RMB million
Debt securities
Realised gains (i)	1,287	3,714	399
Impairment (ii)	288	(3,749)	(42)

Subtotal	1,575	(35)	357

Equity securities
Realised gains (i)	24,925	4,504	(11,785)
Impairment (ii)	(11,917)	(2,638)	(8,163)

Subtotal	13,008	1,866	(19,948)

Total	14,583	1,831	(19,591)

(i)	Realised gains were generated mainly from available-for-sale securities.

(ii)
During the year ended 31 December 2020, the Group recognised an impairment charge of RMB111 million (2019: RMB888 million, 2018: RMB4,542 million) of available-for-sale funds, an impairment charge of RMB11,732 million (2019: RMB1,750 million, 2018: RMB3,621 million) of available-for-sale stock securities, an impairment charge of RMB74 million (2019: nil, 2018: nil) of available-for-sale other equity securities, an impairment reverse of RMB16 million (2019: an impairment charge of RMB1,027 million, 2018: nil) of available-for-sale debt securities, an impairment reverse of RMB275 million (2019: an impairment charge of RMB2,718 million, 2018: nil) of loans and an impairment charge of RMB3 million (2019: RMB4 million, 2018: RMB42 million) of held-to maturity securities, for which the Group determined that objective evidence of impairment existed.